UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/18 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.61% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.7%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,200,000	$1,250,388
Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Baa3	2,300,000	2,315,341
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	3,000,000	3,477,090
zero %, 10/1/46	BBB-	8,800,000	7,496,896

			14,539,715
Alaska (1.0%)
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	6,500,000	6,344,585
(Tobacco Settlement), Ser. C, zero %, 6/1/46	B/P	20,860,000	1,820,661

			8,165,246
Arizona (2.4%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,512,495
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7.25%, 12/1/19 (escrow)(F)	D/P	500,000	1,495
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,000,000	1,015,840
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,023,690
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	3,916,812
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	749,948
5.00%, 7/1/35	BB	1,500,000	1,515,135
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,767,658
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	805,230
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,525,000	1,792,363
5.00%, 12/1/37	Baa1	1,430,000	1,625,724
5.00%, 12/1/32	Baa1	1,500,000	1,703,625
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med.), 5.00%, 8/1/36	A3	800,000	860,520
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,603,200
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	494,580

			20,404,979
California (6.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,394,728
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,099,440
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	861,848
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	856,826
5.00%, 8/1/32	BB	665,000	670,140
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	2,500,000	2,576,550
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,779,424
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	500,000	531,410
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	BB/P	1,750,000	1,863,820
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	BB/P	1,105,000	1,166,549
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,500,000	1,594,290
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	884,085
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,000,000	1,041,010
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	6,000,000	5,868,480
Ser. A-1, 5.00%, 6/1/26	BBB+	1,400,000	1,555,456
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	802,629
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A3	2,000,000	2,451,540
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,250,000	4,352,173
Ser. B, 6.50%, 11/1/39	BBB+	2,000,000	2,678,260
Morongo Band of Mission Indians 144A Rev. Bonds, Ser. B, 5.00%, 10/1/42	BBB-/F	2,500,000	2,542,925
Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5.00%, 9/2/31	A+	1,645,000	1,777,488
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,058,810
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB	750,000	817,838
San Bernardino, Cmnty. College Dist. G.O. Bonds, (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	10,000,000	3,192,700
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	999,950
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,037,120
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,615,260
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,789,299

			51,860,048
Colorado (3.9%)
Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	850,000	887,511
CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A2	1,000,000	381,990
Ser. A, NATL, zero %, 9/1/28	A2	5,000,000	3,486,950
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	858,916
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	800,000	863,496
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	766,148
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,454,167
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	BBB	3,250,000	3,385,948
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	264,618
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,500,000	1,599,780
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	500,000	518,445
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,082,180
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,087,920
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	12,000,000	6,321,600
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	342,982
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	Baa2	500,000	477,625
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,057,480
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A3	2,000,000	2,631,920
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,000,000	1,039,170
5.00%, 12/1/37	Ba1	500,000	524,530

			33,033,376
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,579,860
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,010,260
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,583,125

			5,173,245
Delaware (1.9%)
DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	3,000,000	3,113,880
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB+	1,000,000	955,330
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A
4.00%, 7/1/40	AA-	1,250,000	1,251,763
4.00%, 7/1/35	AA-	300,000	307,503
4.00%, 7/1/33	AA-	975,000	1,005,966
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.65%, 10/1/38	VMIG1	9,175,000	9,175,000

			15,809,442
District of Columbia (1.3%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	3,945,000	4,123,393
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	2,139,028
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,567,073
DC, Rev. Bonds, (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	765,000	717,891
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Ser. B, zero %, 10/1/40	Baa1	995,000	372,031

			10,919,416
Florida (4.7%)
Cap. Trust Agcy. Senior Living 144A Rev. Bonds, (H-Bay Ministries, Inc.-Superior Residencies), Ser. C, 7.50%, 7/1/53	B-/P	750,000	711,953
Capital Trust Agcy. 144A Rev. Bonds, (U. Bridge, LLC Student Hsg.), Ser. A, 5.25%, 12/1/43	Ba2	3,000,000	2,970,960
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	500,000	501,370
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	582,159
Greater Orlando Aviation Auth. Rev. Bonds, (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,036,470
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds, (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	2,350,000	2,350,235
Lakeland, Retirement Cmnty. 144A Rev. Bonds, (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	1,820,000	1,826,443
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	935,000	929,549
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	970,000	967,274
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	3,000,000	3,042,630
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,279,617
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	781,845
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A-/F	2,000,000	2,124,140
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	4,000,000	4,295,280
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/42	BBB-/F	1,000,000	1,031,720
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	935,000	986,191
5.00%, 1/1/30	BBB-/F	750,000	793,725
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	3,500,000	3,370,255
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,547,770
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6.00%, 5/1/36	B-/P	1,500,000	1,501,740
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	945,000	951,048
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,095,000	1,218,647
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	1,410,000	1,425,440
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,250,000	1,236,438
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	750,000	788,573
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	325,000	335,082

			39,586,554
Georgia (1.8%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,178,420
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,293,775
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. A, 5.00%, 10/1/32	Baa2	1,100,000	1,135,442
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,365,000	1,392,873
5.00%, 3/1/37	BBB-/F	2,385,000	2,460,247
Main St. Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	1,255,000	1,354,245
Marietta, Dev. Auth. 144A Rev. Bonds, (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	2,000,000	2,079,320
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,674,685

			15,569,007
Guam (0.1%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	511,045

			511,045
Hawaii (0.3%)
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	1,350,000	1,445,540
(Kahala Nui), 5.125%, 11/15/32	A-/F	1,050,000	1,136,289

			2,581,829
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	543,675

			543,675
Illinois (13.6%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	7,825,453
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,424,818
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,269,180
Ser. A, 5.25%, 1/1/33	BBB+	3,100,000	3,230,510
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,935,000	4,961,106
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	4,000,000	4,051,720
Ser. H, 5.00%, 12/1/36	B+	4,600,000	4,646,644
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	B+	1,500,000	1,751,340
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	211,532
5.00%, 1/1/28	Ba1	1,000,000	1,046,190
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5.75%, 1/1/39 (Prerefunded 1/1/21)	AAA/P	4,200,000	4,517,856
(TrIPs Oblig. Group), 5.00%, 7/1/38	BBB	1,250,000	1,338,950
(TrIPs Oblig. Group), 5.00%, 7/1/33	BBB	500,000	543,905
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/39	A	2,850,000	3,012,165
5.00%, 1/1/34	A	1,950,000	2,074,118
5.00%, 1/1/33	A	1,000,000	1,065,910
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	677,697
5.00%, 11/1/39	A	1,075,000	1,133,577
5.00%, 11/1/30	A	1,400,000	1,531,082
5.00%, 11/1/28	A	1,500,000	1,661,280
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	AA-	1,000,000	1,088,920
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	818,000	818,515
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	5,451,810
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	B+	1,155,000	1,212,288
(Roosevelt U.), 6.50%, 4/1/39 (Prerefunded 10/1/19)	Ba3	2,000,000	2,080,120
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	5,197,400
5.00%, 11/1/41	Baa3	1,900,000	1,909,956
5.00%, 1/1/41	Baa3	1,000,000	1,004,710
5.00%, 2/1/39	Baa3	500,000	503,400
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,528,275
5.00%, 11/1/34	Baa3	2,250,000	2,284,065
Ser. A, 5.00%, 10/1/33	Baa3	1,000,000	1,018,750
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	7,336,584
Ser. C, 5.00%, 11/1/29	Baa3	3,000,000	3,074,250
5.00%, 2/1/29	Baa3	2,000,000	2,051,480
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	2,785,401
Ser. D, 5.00%, 11/1/28	Baa3	2,000,000	2,062,860
IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	35,000	36,549
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	3,465,000	3,618,361
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	1,036,620
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	874,106
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	522,145
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	892,313
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	527,125
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/34	A+	1,400,000	1,519,980
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	217,736
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	440,884
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,500,000	1,455,375
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	595,536
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	4,000,000	4,208,800
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BB+	3,000,000	1,607,910
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	2,000,000	2,213,960
Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	2,150,000	2,349,284

			114,500,501
Indiana (0.3%)
IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/3/18), (Republic Svcs., Inc.), Ser. A, 1.90%, 5/1/34	A-2	800,000	799,864
Valparaiso, Exempt Facs. Rev. Bonds, (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,875,000	2,144,288

			2,944,152
Iowa (1.6%)
IA State Fin. Auth. Midwestern Disaster Rev. Bonds, (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,500,000	1,502,880
5.25%, 12/1/25	B	2,250,000	2,380,185
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	10,000,000	10,026,400

			13,909,465
Kansas (0.5%)
Lenexa, Hlth. Care Fac. Rev. Bonds, (LakeView Village, Inc.), 7.25%, 5/15/39 (Prerefunded 5/15/19)	BB/P	1,500,000	1,542,345
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,022,050
Wyandotte, Cnty./Kanasas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	AA	1,500,000	1,477,545

			4,041,940
Kentucky (1.1%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,067,160
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,170,740
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	390,218
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,441,090
KY State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (12/3/18), (Republic Svcs.), Ser. A, 1.90%, 4/1/31	A-2	3,000,000	2,999,490

			9,068,698
Louisiana (0.5%)
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10
Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds, (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,086,720
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 4.00%, 7/1/43	A/F	2,000,000	1,938,840
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	800,366

			3,825,936
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,276,090
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B3	1,000,000	1,016,160

			4,292,250
Maryland (0.8%)
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	520,610
Prince Georges Cnty., Rev. Bonds, (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,800,000	1,884,636
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	789,555
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,149,220

			6,344,021
Massachusetts (1.6%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	1,816,363	1,866,495
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/31	B-/P	704,147	723,666
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	505,000	517,302
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB	500,000	552,710
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BBB-	1,000,000	1,058,890
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	93,045	93,055
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,061,820
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	232,518
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	1,250,000	1,250,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	2,035,000	2,038,358
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Winchester Hosp.), 5.25%, 7/1/38	A-	3,050,000	3,181,181

			13,575,995
Michigan (2.1%)
Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	739,123
Ser. A, 5.25%, 7/1/39	Ba1	500,000	505,730
MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,865,780
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	1,000,000	1,073,660
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A	4,600,000	4,958,524
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	1,900,000	2,042,158
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	674,226
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.00%, 2/1/47	BB+	3,100,000	3,220,745
(Lawrence Technological U.), 5.00%, 2/1/37	BB+	1,080,000	1,134,248
(Kalamazoo College), 4.00%, 12/1/47	A1	1,610,000	1,558,802

			17,772,996
Minnesota (0.7%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	369,248
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	964,530
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,496,475
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB	925,000	883,625
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.59%, 11/15/38	VMIG1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	540,350

			5,754,228
Mississippi (0.6%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. E, 1.70%, 12/1/30	VMIG1	1,750,000	1,750,000
Ser. E, 1.70%, 12/1/30	VMIG1	1,550,000	1,550,000
Ser. A, 1.66%, 12/1/30	VMIG1	1,720,000	1,720,000

			5,020,000
Missouri (1.1%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Children's Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	A+	2,750,000	2,696,485
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,637,935
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.00%, 9/1/48	BB+/F	1,750,000	1,758,558
St. Louis, Land Clearance Auth Annual Appropriation Rev. Bonds, (Scottrade Ctr.), Ser. A, 5.00%, 4/1/48	A	2,745,000	2,887,273

			8,980,251
Nebraska (0.4%)
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A3	3,000,000	3,225,600

			3,225,600
Nevada (1.2%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	695,000	707,288
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	530,000	538,745
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	380,000	400,585
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	750,000	752,633
North Las Vegas, G.O. Bonds, AGM
4.00%, 6/1/34	AA	1,075,000	1,081,783
4.00%, 6/1/33	AA	1,400,000	1,413,300
4.00%, 6/1/32	AA	4,330,000	4,388,455
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,002,910

			10,285,699
New Hampshire (1.0%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	2,057,790
NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19), (Casella Waste Syst., Inc.), 4.00%, 4/1/29	B3	650,000	651,138
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	651,931
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,062,020
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	500,000	527,710
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,210,000	2,353,959
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	261,885
6.125%, 7/1/37	B-/P	1,000,000	1,043,930

			8,610,363
New Jersey (7.7%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM
5.00%, 3/1/37	AA	500,000	540,620
5.00%, 3/1/32	AA	1,750,000	1,920,940
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,419,990
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	642,450
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB+/F	1,750,000	1,752,223
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	300,456
(Continental Airlines, Inc.), 5.50%, 6/1/33	BB	2,000,000	2,175,020
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	1,952,528
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	522,195
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,550,850
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,073,500
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	783,015
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,071,310
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	600,000	647,658
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,283,080
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,029,260
4.75%, 6/15/32	Baa2	170,000	174,711
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	BB	1,000,000	1,111,490
NJ State Econ. Dev. Auth. Motor Vehicle Surcharge Rev. Bonds, Ser. A, 5.00%, 7/1/33	BBB+	2,455,000	2,592,627
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,750,000	2,880,818
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,643,225
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	1,500,000	1,561,890
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (Virtua Hlth.), Ser. C, 1.26%, 7/1/43 (JPMorgan Chase Bank, N.A. (LOC))	A-1	665,000	665,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,073,220
Ser. A, 5.00%, 12/15/33	Baa1	3,000,000	3,190,980
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	2,600,000	2,829,736
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	2,000,000	2,199,040
South Jersey, Port Corp. Rev. Bonds, (Marine Term.)
Ser. S-1, 5.00%, 1/1/39	Baa1	1,100,000	1,155,979
Ser. B, 5.00%, 1/1/34	Baa1	2,000,000	2,144,140
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB	7,200,000	7,309,296
Ser. A, 5.00%, 6/1/33	A-	11,750,000	12,804,093

			65,001,340
New York (2.9%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	491,316
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	6,300,000	6,465,942
NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,019,360
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	2,500,000	2,558,475
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,179,189
5.00%, 12/1/35	Baa3	1,300,000	1,398,488
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B3	1,500,000	1,498,380
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,289,238
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	5,250,000	5,384,505
Triborough Bridge & Tunnel Auth. FRN Mandatory Put Bonds (9/26/19), Ser. B, 1.891%, 1/1/32	Aa3	3,000,000	3,000,210
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	460,000	460,253

			24,745,356
North Carolina (1.0%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	1,000,000	1,097,460
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Salemtowne), 5.25%, 10/1/37	BB/P	2,000,000	2,090,620
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	780,435
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,550,535
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,673,084
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,040,410

			8,232,544
Ohio (4.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	10,485,000	10,597,902
Ser. A-3, 6.25%, 6/1/37	B-	3,300,000	3,334,485
Ser. A-2, 6.00%, 6/1/42	B3	4,015,000	3,964,893
Ser. A-2, 5.875%, 6/1/47	B3	2,250,000	2,193,638
Ser. A-2, 5.75%, 6/1/34	B-	3,925,000	3,790,883
Ser. C, zero %, 6/1/52	CCC/P	20,000,000	579,600
Ser. B, zero %, 6/1/47	CCC+/P	15,000,000	1,050,000
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,056,300
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,132,670
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	3,000,000	3,210,870
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,768
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,004,360
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	752,880
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	900,000	955,206
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,430,000	1,477,648
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,347,887
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	240,713

			39,940,703
Oklahoma (0.3%)
OK Cnty., Fin. Auth. Rev. Bonds, (Epworth Village), Ser. A, 5.00%, 4/1/33	BB-/P	820,000	790,578
Tulsa, Muni. Arpt. Trust Rev. Bonds, (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	2,000,000	2,108,100

			2,898,678
Oregon (0.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	1,000,000	1,046,760
Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds, (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	1,800,000	1,849,932
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/46	BB/P	750,000	776,063

			3,672,755
Pennsylvania (4.9%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	797,199
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,000,000	1,050,780
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	1,061,460
(Chatham U.), Ser. A, 5.00%, 9/1/35	BBB-	1,000,000	1,029,400
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB-	1,500,000	1,557,570
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 4.00%, 4/1/37	A	2,000,000	1,914,320
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds, (U.S. Steel Corp.), 5.75%, 8/1/42	B2	1,000,000	1,000,230
Allentown, Neighborhood Impt. Zone Dev. Auth. 144A Rev. Bonds, (City Ctr.), 5.00%, 5/1/33	Ba1	500,000	532,270
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds, (Immaculata U.), 5.00%, 11/1/41	BB/F	2,500,000	2,436,650
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	1,200,000	1,203,636
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	655,925
Cmnwlth. Fin. Auth. Rev. Bonds
(Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,500,000	1,639,590
(Tobacco Master Settlement Payment Bonds), 5.00%, 6/1/31	A1	1,000,000	1,111,710
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	839,320
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,176,163
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	724,962
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.), 5.25%, 4/1/30	BBB	1,530,000	1,568,281
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	2,083,980
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	1,039,510
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-2	4,950,000	4,857,435
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Shippensburg U.), 6.25%, 10/1/43 (Prerefunded 10/1/21)	BBB-	1,000,000	1,108,900
PA State Tpk. Comm. Rev. Bonds
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,144,660
5.00%, 12/1/24(FWC)	A1	4,000,000	4,361,320
Philadelphia, School Dist. G.O. Bonds, Ser. A
5.00%, 9/1/36	A2	1,000,000	1,083,950
5.00%, 9/1/35	A2	1,000,000	1,088,200
5.00%, 9/1/34	A2	1,000,000	1,092,470
5.00%, 9/1/30	A2	1,000,000	1,108,010
Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/35	Baa3	800,000	848,848

			41,116,749
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 8.00%, 7/1/35 (In default)(NON)	D/P	3,000,000	1,777,500
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Baa2	15,000,000	4,229,400

			6,006,900
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,081,060

			3,081,060
South Carolina (1.6%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A+	6,220,000	6,596,123
Ser. E, 5.25%, 12/1/55	A+	2,500,000	2,648,250
Ser. E, 5.00%, 12/1/48	A+	2,000,000	2,069,680
Ser. C, 5.00%, 12/1/46	A+	1,500,000	1,561,305
(Oblig.), Ser. B, 5.00%, 12/1/37	A+	500,000	531,730

			13,407,088
Texas (10.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	864,968
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (Idea Pub. Schools)
5.00%, 8/15/32	BBB+	2,100,000	2,201,556
Ser. B, 5.00%, 8/15/27	BBB+	375,000	415,451
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,265,000	2,281,467
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	2,000,000	2,189,900
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,042,810
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
(The Methodist Hosp.), Ser. C-1, 1.65%, 12/1/24	A-1+	10,000,000	10,000,000
(Texas Med. Ctr.), Ser. B-1, 1.62%, 9/1/31	VMIG1	870,000	870,000
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	BB	3,200,000	3,441,888
Ser. B-1, 5.00%, 7/15/35	BB	200,000	210,804
Ser. B-1, 5.00%, 7/15/30	BB	2,650,000	2,828,398
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,308,050
5.00%, 2/15/32	BBB	2,250,000	2,329,740
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,450,000	2,529,968
6.25%, 8/15/39 (Prerefunded 8/15/19)	AAA/P	2,375,000	2,450,216
Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds, (Southwest Airlines Co.), 5.25%, 11/1/40	A3	4,000,000	4,186,680
Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	2,400,000	2,510,088
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,189,420
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/38	BBB-	1,830,000	1,945,674
5.00%, 9/15/34	BBB-	170,000	181,907
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	245,093
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	692,090
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,097,859
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	494,585
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	BBB-	3,500,000	3,596,635
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	517,950
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	537,795
(Longhorn Village), 5.00%, 1/1/37	BB-/P	1,500,000	1,515,930
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	363,122
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	766,892
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	441,656
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,548,672
New Hope, Cultural Ed. Fac. Fin. Corp. Student Hsg. Rev. Bonds, (TX A&M U.-Corpus Christi Island Campus), Ser. A, 5.00%, 4/1/37	BBB-	1,700,000	1,760,129
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	750,660
5.00%, 6/15/38	BB-/P	245,000	245,951
North TX, Edl. Fin. Co. Rev. Bonds, (Uplift Edl.), Ser. A, 5.125%, 12/1/42	BBB-	2,500,000	2,591,200
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	830,000	932,488
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	162,000	227
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	2,766,000	3,872
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	1,833,000	1,283
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	317,000	222
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	4,122,000	2,885
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	1,125,000	1,221,345
(Buckner Sr. Living Ventana), Ser. A, 6.625%, 11/15/37	B-/P	1,000,000	1,082,160
(Air Force Village), 6.375%, 11/15/44 (Prerefunded 11/15/19)	AAA/P	4,000,000	4,176,000
(Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,711,595
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,586,310
TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	4,500,000	4,793,085
(NTE Mobility), 6.875%, 12/31/39	Baa2	3,350,000	3,503,095
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	1,500,000	1,563,120
5.00%, 12/31/50	Baa3	250,000	261,305

			87,984,196
Utah (0.7%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 1.62%, 5/15/36	Aa1	6,315,000	6,315,000

			6,315,000
Virginia (3.7%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	504,530
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	350,000	368,914
Gloucester Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/19), (Waste Mgt. Svcs.), Ser. A, 2.25%, 9/1/38	A-2	10,000,000	9,990,700
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	730,814
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	833,096
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	3,000,000	3,132,690
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mary Washington Healthcare), 5.00%, 6/15/36	Baa1	1,000,000	1,074,590
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,578,270
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	1,725,000	1,878,801
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB	4,500,000	4,692,060
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B	1,000,000	1,015,720
Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38 (Prerefunded 1/1/19)	A-	5,100,000	5,148,348

			30,948,533
Washington (3.2%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,038,670
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	5,700,000	6,094,839
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,087,700
WA State G.O. Bonds, Ser. D, 4.00%, 2/1/34	Aa1	5,000,000	5,123,500
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,096,900
(Overlake Hosp. Med. Ctr.), Ser. A, 4.00%, 7/1/37	A2	3,125,000	3,088,406
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	586,328
WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	2,025,000	2,050,576
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB+/F	4,000,000	4,154,520

			27,321,439
Wisconsin (2.8%)
Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/37	BBB-	1,500,000	1,611,465
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB	800,000	850,544
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB	3,500,000	3,637,340
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	710,766
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	884,612
5.00%, 5/1/42	BBB+	500,000	522,160
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	1,720,000	1,939,076
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	1,500,000	1,509,255
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,550,000	1,623,889
(St. Johns Cmntys. Inc.), Ser. A, 7.25%, 9/15/29 (Prerefunded 9/15/19)	AAA/F	1,000,000	1,044,460
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	770,108
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	797,115
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/36	AA	3,275,000	3,270,710
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,063,300
5.75%, 11/15/44	BB-/P	500,000	526,500
5.50%, 11/15/34	BB-/P	1,685,000	1,756,899
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,520,325

			24,038,524

Total municipal bonds and notes (cost $820,622,395)			$835,560,537
UNITIZED TRUST (0.1%)(a)
		Shares	Value
CMS Liquidating Trust 144A(F)		400	$905,204

Total unitized trust (cost $1,206,477)			$905,204
TOTAL INVESTMENTS

Total investments (cost $821,828,872)			$836,465,741

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $844,698,970.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	23.3%
	Education	12.0
	Transportation	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	835,533,889	26,648
Unitized trust	—	—	905,204

Totals by level	$—	$835,533,889	$931,852
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018